Intrepid Capital Management Funds Trust
Intrepid Capital Fund
Institutional Class (Ticker: ICMVX)
Investor Class (Ticker: ICMBX)
Intrepid Endurance Fund
Institutional Class (Ticker: ICMZX)
Investor Class (Ticker: ICMAX)
Intrepid Select Fund
Institutional Class (Not Available for Sale)
Investor Class (Ticker: ICMTX)

Supplement dated September 19, 2018
to the Summary Prospectus and Statutory Prospectus, each dated January 31, 2018

Effective as of September 10, 2018, Jayme Wiggins no longer serves as the portfolio manager of the Intrepid Endurance Fund and the Intrepid Select Fund, or as a part of the investment team of the Intrepid Capital Fund.  Mark Travis, President of Intrepid Capital Management, Inc., the Funds' investment adviser (the "Adviser"), will continue to serve as a portfolio manager of the Intrepid Capital Fund, and has assumed lead responsibility for the day‑to‑day management of the portfolio of the Intrepid Endurance Fund.  Mr. Travis and Mr. Clay Kirkland, CFA, portfolio manager of the Adviser, have assumed co-lead responsibility for the day-to-day management of the portfolio of the Intrepid Select Fund.  Effective immediately, disclosures in the Summary Prospectus and Prospectus are hereby amended as follows:

The sub-section entitled "Summary Section—Intrepid Capital Fund—Management—Portfolio Managers" is revised as follows:
Portfolio Managers:  Mark Travis has served as the portfolio manager of the Fund since its inception in 2005, and is the President of the Adviser.  Jason Lazarus, CFA®, has served as part of the investment team of the Fund since 2008.
The sub-section entitled "Summary Section—Intrepid Endurance Fund—Management—Portfolio Managers" is revised as follows:
Portfolio Manager: Mark Travis has served as the portfolio manager of the Fund since September 2018, and is the President of the Adviser.  Mr. Travis also served as part of the investment team of the Fund from its inception in 2005 through 2017.
The sub-section entitled "Summary Section—Intrepid Select Fund—Management—Portfolio Managers" is revised as follows:
Portfolio Managers: Mark Travis has served as the co-lead portfolio manager of the Fund since September 2018, and is the President of the Adviser.  Mr. Travis also served as part of the investment team of the Fund from its inception in 2015 through 2016. Clay Kirkland, CFA® has served as the co-lead portfolio manager of the Fund since 2018, and is a portfolio manager of the Adviser.
The sub-section entitled "Management of the Funds" is revised in part to remove all references to Mr. Wiggins, and to replace disclosure for Mr. Travis with the following:

Mark Travis Intrepid Capital Fund Intrepid Endurance Fund Intrepid Disciplined Value Fund Intrepid Select Fund
Mark Travis is the lead portfolio manager of the Intrepid Capital Fund and the Intrepid Endurance Fund, the co-lead portfolio manager of the Intrepid Select Fund, and is a member of the investment team of the Intrepid Disciplined Value Fund.  Mr. Travis is a founder and has been the President of the Adviser since 1994.  Prior to founding the firm, Mr. Travis was Vice President of the Consulting Group of Smith Barney and its predecessor firms for ten years.  Mr. Travis holds a BA in Economics from the University of Georgia.

Clay Kirkland, CFA® Intrepid Disciplined Value Fund Intrepid Select Fund
Clay Kirkland is the lead portfolio manager of the Intrepid Disciplined Value Fund and the co-lead portfolio manager of the Intrepid Select Fund.  Mr. Kirkland joined Intrepid Capital in 2012. He is a portfolio manager focusing primarily on mid-cap and large equity securities and previously spent time analyzing high yield fixed income investments and equity securities. A CFA Charterholder, Mr. Kirkland earned his MBA from Columbia Business School in 2011 and received his BS BA degree, cum laude, in Economics from Auburn University.

If you have any questions, please call the Intrepid Funds at 1-866-996-FUND (toll free).
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The date of this Supplement is September 19, 2018.
Please retain this Supplement for future reference.

Intrepid Capital Management Funds Trust
Intrepid Capital Fund
Institutional Class (Ticker: ICMVX)
Investor Class (Ticker: ICMBX)
Intrepid Endurance Fund
Institutional Class (Ticker: ICMZX)
Investor Class (Ticker: ICMAX)
Intrepid Select Fund
Institutional Class (Not Available for Sale)
Investor Class (Ticker: ICMTX)

Supplement dated September 19, 2018
to the Statement of Additional Information dated January 31, 2018

Effective as of September 10, 2018, Jayme Wiggins no longer serves as the portfolio manager of the Intrepid Endurance Fund and the Intrepid Select Fund, or as a part of the investment team of the Intrepid Capital Fund.  Mark Travis, President of Intrepid Capital Management, Inc., the Funds' investment adviser (the "Adviser"), will continue to serve as a portfolio manager of the Intrepid Capital Fund, and has assumed lead responsibility for the day‑to‑day management of the portfolio of the Intrepid Endurance Fund.  Mr. Travis and Mr. Clay Kirkland, CFA, portfolio manager of the Adviser, have assumed co-lead responsibility for the day-to-day management of the portfolio of the Intrepid Select Fund.
The Statement of Additional Information is hereby amended to remove all references to Mr. Wiggins.
If you have any questions, please call the Intrepid Funds at 1-866-996-FUND (toll free).
***
The date of this Supplement is September 19, 2018.
Please retain this Supplement for future reference.